Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,437,500.00
Previously Paid Amount	4,474.04
Total Fee Amount	3,374.82
Total Offset Amount
Net Fee	$ 0.00